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                             SEI LIQUID ASSET TRUST

                            Treasury Securities Fund
                           Government Securities Fund
                             Prime Obligation Fund

                        Supplement Dated March 17, 2003
            to the Class A Shares Prospectus Dated October 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

At a special meeting of shareholders, the shareholders of each of the Treasury Securities, Government Securities and Prime Obligation Funds (each a "Fund" and, collectively, the "Funds"), each a portfolio of the SEI Liquid Asset Trust, approved: (i) the operation of their respective Fund under a "manager of managers" structure, which allows the Board of Trustees to appoint additional and replacement investment sub-advisers for the Fund WITHOUT obtaining shareholder approval; (ii) the appointment of SEI Investments Management Corporation ("SIMC") as their respective Fund's investment adviser and "manager of managers;" and (iii) the elimination, amendment, or reclassification of certain fundamental policies and restrictions for their respective Fund. As of March 17, 2003, SIMC, which served as each Fund's investment adviser under an "interim" advisory agreement, will serve as each Fund's investment adviser and "manager of managers" under a new investment advisory agreement approved by the shareholders of each Fund.

Pursuant to the "manager of managers" structure, the Board of Trustees approved Banc of America Capital Management, LLC ("BACAP") as the investment sub-adviser to each Fund. As of March 17, 2003, BACAP, which served as each Fund's investment sub-adviser under an "interim" sub-advisory agreement, will serve as each Fund's investment sub-adviser under a new sub-advisory agreement approved under the "manager of managers" structure.

In connection with the approval of the "manager of managers" structure for the Funds and the approval of SIMC as the Funds' investment adviser and "manager of managers," the first paragraph under the section entitled "Investment Advisers and Sub-Advisers" is hereby deleted and replaced with the following:

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) SERVES AS THE ADVISER OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES THE FUNDS' ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

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           The prospectus is hereby amended to reflect these changes.
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                             SEI LIQUID ASSET TRUST

                        Supplement Dated March 17, 2003
               to the Statement of Additional Information ("SAI")
                             Dated October 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH SUCH SAI.

At a special meeting of shareholders, the shareholders of each of the Treasury Securities, Government Securities and Prime Obligation Funds (each a "Fund" and, collectively, the "Funds"), each a portfolio of the SEI Liquid Asset Trust, approved: (i) the operation of their respective Fund under a "manager of managers" structure, which allows the Board of Trustees to appoint additional and replacement investment sub-advisers for the Fund WITHOUT obtaining shareholder approval; (ii) the appointment of SEI Investments Management Corporation ("SIMC") as their respective Fund's investment adviser and "manager of managers;" and (iii) the elimination, amendment, or reclassification of certain fundamental policies and restrictions for their respective Fund. Accordingly, the SAI is hereby amended and supplemented to reflect: (i) the operation of each Fund as a "manager of managers" Fund with SIMC as each Fund's investment adviser and Banc of America Capital Management, LLC as each Fund's investment sub-adviser, as described on pages S-15 through S-16 of the SAI; and
(ii) changes to the fundamental policies and restrictions, as described on pages S-11 through S-13 of the SAI.

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                The SAI is hereby amended to reflect these changes.